Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT U S GOVERNMENT SECURITIES FUND INC
Prospectus Date	rr_ProspectusDate	Aug. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2013